Profit from Operations - Restructuring and Integration Costs - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expense Of Restructuring Activities [Line Items]
Impairment of property, plant and equipment	£ 226	£ 174
Trademarks and Similar Intangibles
Expense Of Restructuring Activities [Line Items]
Amortisation and impairment of intangibles	£ 339	481	£ 377
Kodiak and Other Brands
Expense Of Restructuring Activities [Line Items]
Impairment charges of intangibles		£ 129
Top of Range | Trademarks and Similar Intangibles
Expense Of Restructuring Activities [Line Items]
Intangible assets, remaining useful lives	20 years
Machinery | Indonesia
Expense Of Restructuring Activities [Line Items]
Impairment of property, plant and equipment	£ 69